Accounts Payable and Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounts Payable and Accrued Expenses
Schedule of accounts payable and accrued expenses

	September 30,	December 31,
	2022	2021
Professional and general consulting fees	$299,378	$218,476
R&D-related – CMOs, CROs, supplies, equipment and consulting	1,687,011	595,465
General expenses	167,357	256,463
Insurance premiums	1,438,901	945,928
Payroll and benefits	134,704	482,237
Accrued license payments	20,487	5,000
	$3,747,838	$2,503,569

	December 31,	December 31,
	2021	2020
Professional fees	$91,985	$193,281
General consulting fees	126,491	80,013
R&D billings – CMOs, CROs, Supplies, Equipment and Consulting	595,465	51,806
General expenses	256,463	1,778
Insurance premiums	945,928	—
Payroll and benefits	482,237	—
Accrued license payments	5,000	42,300
	$2,503,569	$369,178